Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

Certiplex Corporation (“Certiplex” or the “Company”) was incorporated under the laws of the State of Montana, on August 7, 2018. Certiplex is a full-service multi-media Company with an operational approach focusing on:

1) Business Ready Opportunities through its ready to sell Business modules.

2) Website and mobile app technology integration design and development.

3) SEO (Search Engine Optimization) and Social Media Integration.

3) Online video and photography content development and distribution.

On September 10, 2021, Certiplex acquired the licensing right to the Pro Sun Lighting system for both residential and commercial use. The Company’s intent is to market the lighting system through its online and social media sources.

Nature of Operations

Certiplex Corporation (“Certiplex” or the “Company”) was incorporated under the laws of the State of Montana, on August 7, 2018. Certiplex is a full-service multi-media Company with an operational approach focusing on:

1) Business Ready Opportunities through its ready to sell Business modules.

2) Website and mobile app technology integration design and development.

3) SEO (Search Engine Optimization) and Social Media Integration.

3) Online video and photography content development and distribution.

On September 10, 2021, Certiplex acquired the licensing right to the Pro Sun Lighting system for both residential and commercial use. The Company’s intent is to market the lighting system through its online and social media sources.

Basis Of Presentation

Basis Of Presentation

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and reflect all adjustments, consisting of normal recurring adjustments, which management believes are necessary to fairly present the financial position, results of operations and cash flows of the Company as of March 31, 2025 and 2024 . The results of operations for the three months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the full fiscal year ending December 31, 2025.

Basis Of Presentation

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and reflect all adjustments, consisting of normal recurring adjustments, which management believes are necessary to fairly present the financial position, results of operations and cash flows of the Company as of December 31, 2024 and 2023.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts. Accordingly, actual results could differ from those estimates.

Cash And Cash Equivalents

Cash And Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents as of March 31, 2025, and December 31, 2024.

Cash And Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents as of December 31, 2024 and December 31, 2023.

Fixed Assets

Fixed Assets

The Company values its investments in property, equipment, and vehicles at cost, less accumulated depreciation. Depreciation is calculated mainly using the straight-line method over the estimated useful lives of the assets, which is five years for vehicles. For the quarter ended March 31, 2025 and 2024, the depreciation expense amounted to $360 .

Fixed Assets

The Company values its investments in property, equipment, and vehicles at cost, less accumulated depreciation. Depreciation is calculated mainly using the straight-line method over the estimated useful lives of the assets, which is five years for vehicles. For the years ended December 31, 2024, and 2023, the depreciation expense amounted to $1,440 and $890, respectively.

Licensing Rights

Licensing Rights

Under Accounting Standards Codification (“ASC”) 350-50-1, costs incurred in the acquisition of an intangible asset are capitalized by the Company. The intangible assets are related to the acquisition of the licensing rights for the Pro Sun Lighting System, which was initially being amortized to expense over the licensing rights estimated useful life or period of benefit which is estimated to be 10 years using the straight-line method. On September 7, 2021, the agreement was amended and the term of the agreement was changed from 10 years to indefinitely; therefore, at that time, no further amortization was applied.

As of March 31, 2025 and December 31, 2024, the Company had licensing rights of $97,000 and accumulated amortization of $2,425. On July 12, 2022, the Company acquired non -exclusive distribution rights with an indefinite term from Tradewinds Universal for its Protein Bar for $25,000.

Licensing Rights

Under Accounting Standards Codification (“ASC”) 350-50-1, costs incurred in the acquisition of an intangible asset are capitalized by the Company. The intangible assets are related to the acquisition of the licensing rights for the Pro Sun Lighting System, which was initially being amortized to expense over the licensing rights estimated useful life or period of benefit which is estimated to be 10 years using the straight-line method. On September 7, 2021, the agreement was amended and the term of the agreement was changed from 10 years to indefinitely; therefore, at that time, no further amortization was applied.

As of December 31, 2024 and December 31, 2023, the Company had licensing rights of $97,000 and accumulated amortization of $2,425. On July 12, 2022, the Company acquired non-exclusive distribution rights with an indefinite term from Tradewinds Universal for its Protein Bar for $25,000.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Update ("ASU") 2014-09, ("Revenue from contracts with customers," Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount:

i.	Identification of the promised goods in the contract;

ii.	Determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract;

iii.	Measurement of the transaction price, including the constraint of variable consideration;

iv.	Allocation of the transaction price of the performance obligations; and

v.	Recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company's main revenue stream is from product sales and has no performance obligations for which they serve as agent. The performance obligation associated with a typical product sale will be satisfied upon delivery to customers, and the revenue will be recognized at that time. Payments are due on demand. The Company does not offer any warranty on its products; however, customers do receive a manufacturer’s warranty.

The Company also has revenue from licensing agreements. The Company licenses its intellectual property (“IP") to outside parties and determines if the license of IP is a distinct (separate) performance obligation in accordance with Topic 606. If the license is determined not to be distinct, the license is combined with the other goods or services and the combined performance obligation is accounted for using the general revenue recognition model outlined above. If the license is determined to be distinct, the Company analyzes whether the license is functional or symbolic to assess the timing of revenue recognition. The licensing of IP by the Company was determined to be a distinct performance obligation of symbolic IP, which provides a right to access IP. Topic 606 states that revenue from licenses of IP deemed to provide a right to use IP will be recognized at a point in time when control is transferred.

In accordance with Topic 606, the Company analyzes the following determining when to recognize licensing revenue:

i.	Whether the transaction represents a sale or licensing of intellectual property (IP),

ii.	Whether the IP is a distinct performance obligation,

iii.	The nature of the license - functional or symbolic; and

iv.	The timing of recognition based on the nature of the license.

The Company only applies the five-step model to contracts when it is probable the entity will collect the consideration it is entitled to in exchange for the goods and represents services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. The Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. Generally, the Company' s performance obligations are transferred to customers at a point in time, typically upon delivery.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Update ("ASU") 2014-09, ("Revenue from contracts with customers," Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount:

i.	Identification of the promised goods in the contract;

ii.	Determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract;

iii.	Measurement of the transaction price, including the constraint of variable consideration;

iv.	Allocation of the transaction price of the performance obligations; and

v.	Recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company's main revenue stream is from product sales and has no performance obligations for which they serve as agent. The performance obligation associated with a typical product sale will be satisfied upon delivery to customers, and the revenue will be recognized at that time. Payments are due on demand. The Company does not offer any warranty on its products; however, customers do receive a manufacturer’s warranty.

The Company also has revenue from licensing agreements. The Company licenses its intellectual property (“IP") to outside parties and determines if the license of IP is a distinct (separate) performance obligation in accordance with Topic 606. If the license is determined not to be distinct, the license is combined with the other goods or services and the combined performance obligation is accounted for using the general revenue recognition model outlined above. If the license is determined to be distinct, the Company analyzes whether the license is functional or symbolic to assess the timing of revenue recognition. The licensing of IP by the Company was determined to be a distinct performance obligation of symbolic IP, which provides a right to access IP. Topic 606 states that revenue from licenses of IP deemed to provide a right to use IP will be recognized at a point in time when control is transferred.

In accordance with Topic 606, the Company analyzes the following determining when to recognize licensing revenue:

i.	Whether the transaction represents a sale or licensing of intellectual property (IP),

ii.	Whether the IP is a distinct performance obligation,

iii.	The nature of the license - functional or symbolic; and

iv.	The timing of recognition based on the nature of the license.

The Company only applies the five-step model to contracts when it is probable the entity will collect the consideration it is entitled to in exchange for the goods and represents services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. The Company reviews the contract to determine which performance obligations the Company must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligations when the performance obligation is satisfied or as it is satisfied. Generally, the Company' s performance obligations are transferred to customers at a point in time, typically upon delivery.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial assets and liabilities, such as cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these instruments.

Fair Value of Financial Instruments

The carrying amounts of financial assets and liabilities, such as cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these instruments.

Income Taxes

Income Taxes

In accordance with ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in Income in the period that includes the enactment date.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company established a valuation allowance based upon the potential likelihood of realizing the deferred tax asset in the future tax consequences. Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the reliability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

The Company has adopted the provisions set forth in ASC Topic 740 to account for uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in recognition of income tax expense in the Company's financial statements. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns.

The Company uses the "more likely than not" criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company has determined that it has no material unrecognized tax assets or liabilities related to uncertain tax positions as of March 31, 2025, and December 31, 2024. The Company does not anticipate any significant changes in such uncertainties and judgments during the next 12 months.

The Company's policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its balance sheets at March 31, 2025, and December 31, 2024.

Income Taxes

In accordance with ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in Income in the period that includes the enactment date.

The Company maintains a valuation allowance with respect to deferred tax assets. The Company established a valuation allowance based upon the potential likelihood of realizing the deferred tax asset in the future tax consequences. Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the reliability of the related deferred tax asset. Any change in the valuation allowance will be included in income in the year of the change in estimate.

The Company has adopted the provisions set forth in ASC Topic 740 to account for uncertainty in income taxes. In the preparation of income tax returns in federal and state jurisdictions, the Company asserts certain tax positions based on its understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in recognition of income tax expense in the Company's financial statements. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns.

The Company uses the "more likely than not" criterion for recognizing the tax benefit of uncertain tax positions and to establish measurement criteria for income tax benefits. The Company has determined that it has no material unrecognized tax assets or liabilities related to uncertain tax positions as of December 31, 2024, and December 31, 2023. The Company does not anticipate any significant changes in such uncertainties and judgments during the next 12 months.

The Company's policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its balance sheets at December 31, 2024 and December 31, 2023.

Earnings Per Share of Common Stock

Earnings Per Share of Common Stock

The Company computes income (loss) per share in accordance with ASC 260, which requires presentation of basic, and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying unaudited financial statements, basic earnings (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The Company does not have a complex capital structure requiring the computation of diluted earnings per share.

Earnings Per Share of Common Stock

The Company computes income (loss) per share in accordance with ASC 260, which requires presentation of basic, and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings (loss) per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The Company does not have a complex capital structure requiring the computation of diluted earnings per share.

Impairment Of Long-Lived Assets

Impairment Of Long-Lived Assets

In accordance with ASC 360-10, the Company reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on the appraised value of the assets or the anticipated cash flows from the use of the asset, discounted at a rate commensurate with the risk involved. There were no impairment losses recorded for quarters ended, March 31, 2025, and 2024.

Impairment Of Long-Lived Assets

In accordance with ASC 360-10, the Company reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on the appraised value of the assets or the anticipated cash flows from the use of the asset, discounted at a rate commensurate with the risk involved. There were no impairment losses recorded for the years ended December 31, 2024 and 2023.

Advertising and Marketing Expenses

Advertising and Marketing Expenses

The Company follows the policy of charging the costs of advertising, marketing, and public relations to expenses as incurred. For the quarters ended March 31, 2025, and 2024, respectively, the Company had $2,478 and $5,471 in advertising expenses .

Advertising and Marketing Expenses

The Company follows the policy of charging the costs of advertising, marketing, and public relations to expenses as incurred. For the years ended December 31, 2024 and 2023, respectively, the company had $41,817 and $35,078 in advertising expenses.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements during the quarter ended March 31, 2025, that are of significance or potential significance to the Company.

Recently Issued Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2024 that are of significance or potential significance to the Company.

Segment Reporting

Segment Reporting

The Company identifies operating segments based on internal reporting and management structure, which are consistent with the internal reports reviewed by the chief operating decision maker (CODM) to allocate resources and assess performance. An operating segment is defined as a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and for which discrete financial information is available.

The Company reports segment information in accordance with applicable accounting standards. Where applicable, inter-segment revenues are recorded at market prices and eliminated on consolidation. The Company evaluates performance primarily based on segment operating income.